Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Non-current assets
Investment properties	$ 227,547	$ 333,525
Property, plant and equipment	37,730	31,905
Trading properties	4,856	7,836
Intangible assets	27,784	25,603
Right-of-use assets	19,859
Other assets		34
Investments in associates and joint ventures	74,394	44,439
Deferred income tax assets	633	571
Income tax and MPIT credit	25	216
Restricted assets	1,871	4,401
Trade and other receivables	23,128	17,680
Investments in financial assets	3,513	4,128
Financial assets at fair value through profit or loss		5,971
Derivative financial instruments	142	136
Total non-current assets	421,482	476,445
Current assets
Trading properties	2,316	523
Inventories	4,683	1,639
Restricted assets	6,209	6,261
Income tax and MPIT credit	307	557
Group of assets held for sale	41,678	11,498
Trade and other receivables	37,143	32,221
Investments in financial assets	19,434	46,048
Financial assets at fair value through profit or loss	3,377	16,666
Derivative financial instruments	211	59
Cash and cash equivalents	90,359	86,443
Total current assets	205,717	201,915
TOTAL ASSETS	627,199	678,360
SHAREHOLDERS' EQUITY
Shareholders' equity attributable to equity holders of the parent (according to corresponding statement)	57,127	45,843
Non-controlling interest	65,528	76,813
TOTAL SHAREHOLDERS' EQUITY	122,655	122,656
Non-current liabilities
Borrowings	297,818	381,639
Lease liabilities	13,376
Deferred income tax liabilities	44,037	52,590
Trade and other payables	2,169	2,505
Provisions	3,063	11,452
Employee benefits	447	188
Derivative financial instruments	55	1,469
Salaries and social security liabilities	195	157
Total non-current liabilities	361,160	450,000
Current liabilities
Trade and other payables	29,672	26,528
Borrowings	78,341	65,036
Lease liabilities	4,869
Provisions	2,440	2,463
Group of liabilities held for sale	22,212	8,137
Salaries and social security liabilities	4,105	3,009
Income tax and MPIT liabilities	625	495
Derivative financial instruments	1,120	36
Total current liabilities	143,384	105,704
TOTAL LIABILITIES	504,544	555,704
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 627,199	$ 678,360